Description of Business and Summary of Significant Accounting Policies - Revenue Recognition (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition
Revenue from rental of electronic point-of-sale equipment	$ 11,100	$ 10,100	$ 21,400	$ 19,500
Summary of revenue
Processing and other revenue	480,268	437,823	921,004	827,372
Interchange and card network fees	(281,195)	(257,149)	(537,504)	(482,683)
Subtotal	199,073	180,674	383,500	344,689
Commissions	(41,641)	(39,904)	(80,640)	(78,810)
Card network processing costs and other	(16,541)	(16,871)	(33,687)	(32,360)
Revenue	$ 140,891	$ 123,899	$ 269,173	$ 233,519
Predecessor
Revenue Recognition
Revenue from rental of electronic point-of-sale equipment					$ 36,200	$ 36,500
Summary of revenue
Processing and other revenue					1,744,520	1,404,392
Interchange and card network fees					(1,012,167)	(769,221)
Subtotal					732,353	635,171
Commissions					(159,314)	(146,225)
Card network processing costs and other					(68,289)	(69,725)
Revenue					$ 504,750	$ 419,221